Quarterly Financial Results and Market for Company's Stock (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016
Income Statement [Abstract]
Business optimization, acquisition, collaboration arrangements and other benefits							$ 1,000	$ 3,100
Business optimization, acquisition, collaboration arrangements and other charges	$ 388	$ 82	$ 57	$ 17	$ 47	$ 155